Stock Based Compensation (Details) - Schedule of Restricted Common Stock Activity	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares unvested restricted stock (Beginning ) | shares	0
Number of sharesGranted | shares	433,420
Number of shares Unvested restricted stock (Ending ) | shares	433,420
Weighted Average Grant Date Fair Value unvested restricted stock (Beginning) | $ / shares	$ 0
Weighted Average Grant Date Fair Value Granted | $ / shares	4.78
Weighted Average Grant Date Fair Value unvested restricted stock (Ending) | $ / shares	$ 4.78